Earnings Per Share - Weighted Average Ordinary Shares Outstanding Diluted (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Issued shares outstanding at 1 January (in shares)	685,198,238	684,794,839	684,346,294
Effect of RSU shares (in shares)	(372,991)	(396,641)	(23,213)
Effect of treasury stock (in shares)	317,502	320,997	363,083
Average weighted number of ordinary shares outstanding (diluted) at 31 December (in shares)	685,142,749	684,719,195	684,686,164